Non-current financial debt (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 24,722	$ 20,627
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,356	2,191
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	678	3,338
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,645	663
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,495	2,906
Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,666	2,585
Later than five years and not later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		654
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 12,882
Later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 8,290